Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

12 - COMMITMENTS AND CONTINGENCIES

Commitments

The Company has not entered any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company has not entered any derivative contracts that are indexed to its shares and classified as shareholder’s equity or that are not reflected in its unaudited condensed consolidated financial statements. Furthermore, the Company does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Company does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to itself or engages in leasing, hedging or product development services with itself.

Contingencies

Legal

From time to time, the Company is a party to certain legal proceedings, as well as certain asserted and unasserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.

The Company’s products and other production facilities as well as the packaging, storage, distribution, advertising and labeling of its products, are subject to extensive legal and regulatory requirements. For example, pursuant to the DMV registration requirement, the Company must satisfy the DMV Registration requirements and conduct required testing for all of its products sold in U.S. Loss of or failure to renew or obtain necessary permits, licenses, registrations, or certificates could prevent the Company from legally selling its products in the U.S. If the Company were found to be in violation of applicable laws and regulations, it could be subject to administrative punishment, including fines, injunctions, recalls or asset seizures, as well as potential criminal sanctions, any of which could have a material adverse effect on its business, financial condition, results of operations and prospects. As of the date hereof, the Company believes it is in compliance with the relevant regulations in the U.S.

On or about March 12, 2025, UL LLC (“UL”) filed the Complaint against the Company, along with the Company’s certain subsidiaries and certain individuals, in the Eastern District of New York . The Complaint alleges that the Company improperly used UL’s trademark by claiming certain products were certified by UL. The Complaint seeks $2,000,000 for each instance an allegedly counterfeit UL mark was used and asserts claims for federal trademark infringement and counterfeiting, unfair competition and false designations of the origin and false and misleading representations, common law unfair competition, common law unjust enrichment, and unlawful deceptive acts and practices. The response to the Complaint is due on May 8, 2025. The Company and UL are in the process of discussing settlement. If settlement efforts are unsuccessful, the Company intends to defend itself against the lawsuit.

Inflation

Inflationary factors, such as increases in personnel and overhead costs, could impair the Company’s operating results. Although the Company does not believe that inflation has had a material impact on the Company’s financial position or results of operations to date, a high rate of inflation in the future may have an adverse effect on the Company’s ability to maintain current levels of gross margin and operating expenses as a percentage of sales revenue if the revenues do not increase with such increased costs.

12 - COMMITMENTS AND CONTINGENCIES

Commitments

The Company has not entered any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company has not entered any derivative contracts that are indexed to its shares and classified as shareholder’s equity or that are not reflected in its consolidated financial statements. Furthermore, the Company does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Company does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to itself or engages in leasing, hedging or product development services with itself. As of March 31, 2024, the remaining commitment amount for purchase of software development is $946,000, and the Company will pay this amount within one year. As of March 31, 2024, the remaining commitment amount for purchase of office property is $3,144,000, and the Company will pay $1,589,700 within one year and mortgage the rest $1,554,300.

Contingencies

Legal

From time to time, the Company is a party to certain legal proceedings, as well as certain asserted and unasserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

The Company’s products and other production facilities as well as the packaging, storage, distribution, advertising and labeling of its products, are subject to extensive legal and regulatory requirements. For example, pursuant to the DMV registration requirement, the Company must satisfy the DMV Registration requirements and conduct required testing for all of its products sold in U.S. Loss of or failure to renew or obtain necessary permits, licenses, registrations, or certificates could prevent the Company from legally selling its products in the U.S. If the Company were found to be in violation of applicable laws and regulations, it could be subject to administrative punishment, including fines, injunctions, recalls or asset seizures, as well as potential criminal sanctions, any of which could have a material adverse effect on its business, financial condition, results of operations and prospects. As of the date hereof, the Company believes it is in compliance with the relevant regulations in the U.S.

In March 2025, UL LLC filed a lawsuit in the U.S. District Court for the Southern District of New York against Fly-E Group Inc., its subsidiaries, and certain individuals, alleging unauthorized use of UL’s trademark and misrepresentation of product certification. The claims include trademark infringement, counterfeiting, unfair competition, unjust enrichment, and deceptive business practices. The Company is currently in settlement discussions with UL. If these discussions are not successful, the Company intends to defend the matter in court. Based on management’s assessment, the Company does not currently have strong defenses, and a material loss is considered reasonably possible. No accrual has been recorded as the outcome is not yet probable or reasonably estimable under applicable accounting guidance.

Inflation

Inflationary factors, such as increases in personnel and overhead costs, could impair the Company’s operating results. Although the Company does not believe that inflation has had a material impact on the Company’s financial position or results of operations to date, a high rate of inflation in the future may have an adverse effect on the Company’s ability to maintain current levels of gross margin and operating expenses as a percentage of sales revenue if the revenues do not increase with such increased costs.